Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Datum One Series Trust
Entity Central Index Key	0001806095
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000219507 [Member]
Shareholder Report [Line Items]
Fund Name	Polar Capital Emerging Market Stars Fund
Class Name	Polar Capital Emerging Market Stars Fund
Trading Symbol	POLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polar Capital Emerging Market Stars Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Additional Information Phone Number	800-806-1112 or 312-557-3164
Additional Information Website	polarcapitalfunds.com/us/individual/Our-Funds/Literature/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polar Capital Emerging Market Stars Fund	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
The Fund’s relative underperformance during the period was mostly due to losing out on the upside rather than picking stocks that overly contributed to the downside. We had too large an underweight in China where a group of six companies drove virtually all the absolute returns by the emerging market benchmark, the MSCI Emerging Markets Net Total Return Index.
For calendar year 2024, we had positive returns in line with the benchmark and our peers. At a stock level, the underperformance mostly relates to the period after Donald Trump took office, in 1Q25, and introduced his tariffs, creating a spike in risk aversion.
Inflation issues in the US were a headwind from policies during and after the pandemic as was continued aggressive US fiscal policy. The Federal Reserve’s (Fed) long period of tightening continued to impact many emerging market economies that did not want to go against the Fed and the strong dollar – a persistent negative for emerging markets, and our Fund.
Ongoing geopolitical tension going back to early 2022 when Russia invaded Ukraine was another headwind. The US/China relationship and a weak economic backdrop in China led to many investors seeing the country as uninvestable. This changed in late September 2024 when its leadership introduced support for the property and equity markets, kickstarting a rally.
Chinese equities outperformed other emerging markets in January and February 2025, driven largely by the DeepSeek announcement. China also received a geopolitical boost from Trump making the US an unreliable trading partner, with the US appearing at times more enemy than partner to its allies.
The ‘Trump 2.0 trade’ from 4Q24 to the end 1Q25, to us was responsible for the majority of market volatility. Emerging markets broadly, particularly those largely export/trade-related, had a difficult Q4. Foreign exchange depreciating against the dollar, the equity downward spiral and moves in the 10-year Treasury yield all put the US’s safe haven status at risk.
AI and technology, on the plus side, were key (but volatile) drivers as we saw swings from extreme hype to the idea that AI may never be monetized. It was not easy being a stock picker, but we had some strong picks – such as semiconductors in Taiwan – that contributed well to our relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since its inception on December 30, 2020. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Polar Capital Emerging Market Stars Fund	(0.82)%	(4.37)%
MSCI Emerging Market Net Total Return Index	8.09%	(1.25)%

Performance Inception Date	Dec. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.polarcapitalfunds.com/us/individual/Our-Funds/Emerging-Market-Stars/#/Performance for the most recent performance information.
Net Assets	$ 153,947,423
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,025,037
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS as of March 31, 2025
Fund net assets	$153,947,423%
Total number of portfolio holdings	60%
Total advisory fees paid (after waiver/reimbursement)	$1,025,037%
Portfolio turnover rate	62%

Holdings [Text Block]	Geographical Allocation as % of Net Assets
China	26.0%
India	17.3%
Taiwan	17.0%
South Korea	8.9%
Brazil	8.1%
Vietnam	3.8%
Singapore	2.8%
Hong Kong	2.7%
Mexico	2.5%
Other	8.1%

C000240614 [Member]
Shareholder Report [Line Items]
Fund Name	Polar Capital Emerging Market ex-China Stars Fund
Class Name	Polar Capital Emerging Market ex-China Stars Fund
Trading Symbol	POLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polar Capital Emerging Market ex-China Stars Fund (“Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Additional Information Phone Number	800-806-1112 or 312-557-3164
Additional Information Website	polarcapitalfunds.com/us/individual/Our-Funds/Literature/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polar Capital Emerging Market ex-China Stars Fund	$96	1.00%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
Inflation issues in the US were a headwind from policies during and after the pandemic as was continued aggressive US fiscal policy. The Federal Reserve’s (Fed) long period of tightening continued to impact many emerging market economies that did not want to go against the Fed and the strong dollar – a persistent negative for emerging markets, and our Fund.
The ‘Trump 2.0 trade’ from 4Q24 to the end 1Q25, to us was responsible for the majority of market volatility. Emerging markets broadly, particularly those largely export/trade-related, had a difficult Q4. Foreign exchange depreciating against the dollar, the equity downward spiral and moves in the 10-year Treasury yield all put the US’s safe haven status at risk.
Ongoing geopolitical tension going back to early 2022 when Russia invaded Ukraine was another headwind. The US/China relationship and a weak economic backdrop in China led to many investors seeing the country as uninvestable. This changed in late September 2024 when its leadership introduced support for the property and equity markets, kickstarting a rally.
China’s resurgence has also positively impacted emerging markets. As the world’s second largest economy, any improvement has a huge impact on the rest of the emerging market universe.
Chinese equities outperformed other emerging markets in January and February 2025, driven largely by the DeepSeek announcement. China also received a geopolitical boost from Trump making the US an unreliable trading partner, with the US appearing at times more enemy than partner to its allies.
AI and technology, on the plus side, were key (but volatile) drivers as we saw swings from extreme hype to the idea that AI may never be monetized. It was not easy being a stock picker, but we had some strong picks – such as semiconductors in Taiwan – that contributed well to our relative performance.
Combined, this all contributed to the Fund’s performance being negatively impacted by high risk aversion over the period which led to a significant derating of many growth-related companies. This was seen particularly in 4Q24 and the pre-election Trump 2.0 trade’s negative impact on the broad emerging market asset class, as described above.
Post-election, we saw a further decrease in growth stocks, specifically in the technology, consumer discretionary and commodity sectors. We saw good performance in India, South-east Asia, the Middle East and Taiwan but that has not been enough to offset the weakness from the areas mentioned above.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since its inception on June 30, 2023. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Polar Capital Emerging Market ex-China Stars Fund	(8.83)%	2.12%
MSCI Emerging Markets ex-China Net Total Return Index	(2.14)%	6.24%

Performance Inception Date	Jun. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.polarcapitalfunds.com/us/individual/Our-Funds/Emerging-Market-Ex-China-Stars/#/Performance for the most recent performance information.
Net Assets	$ 1,034,354
Holdings Count | Holding	51
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS as of March 31, 2025
Fund net assets	$1,034,354%
Total number of portfolio holdings	51%
Total advisory fees paid (after waiver/reimbursement)	$—%
Portfolio turnover rate	47%

Holdings [Text Block]	Geographical Allocation as % of Net Assets
India	23.3%
Taiwan	22.0%
Brazil	13.5%
South Korea	12.9%
Singapore	4.4%
Mexico	4.1%
Vietnam	3.4%
South Africa	2.9%
United Arab Emirates	2.9%
Other	7.2%

C000250258 [Member]
Shareholder Report [Line Items]
Fund Name	Polar Capital International Small Company Fund
Class Name	Polar Capital International Small Company Fund
Trading Symbol	PCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polar Capital International Small Company Fund (“Fund”) for the period of September 30, 2024 (Commencement of Operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Additional Information Phone Number	800-806-1112 or 312-557-3164
Additional Information Website	polarcapitalfunds.com/us/individual/Our-Funds/Literature/
Expenses [Text Block]
What were the Fund costs for the period September 30, 2024 (Commencement of Operations) to March 31, 2025?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
Polar Capital International Small Company Fund	$53	1.10%
[1]	Fund has less than one year of operations. Expenses for the full reporting period would be higher.
[2]	Annualized.

Expenses Paid, Amount	$ 53	[1]
Expense Ratio, Percent	1.10%	[2]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
The ‘Great Global Realignment’ is a theme we believe will affect returns over the coming decade. As the US backs away from unfettered globalization, the world will undoubtedly change. This trend has accelerated under President Trump but was structurally in place long before he came to office.
Trade tensions in the form of tariffs have taken center stage and will likely remain so throughout Trump’s second term. Pending negotiations between individual countries and the US have affected – and will continue to affect – where future investment dollars will be spent, with implications for production in various geographies and trade lanes as well as other trade policies.
The US dollar was a major driver of returns of foreign assets in the period. When Trump was elected, the dollar surged and the market seemingly ushered in a period of continuous American exceptionalism. However, this reversed as trade tensions rose with the dollar losing the gains made from the Trump election.
Geopolitical tensions such as the Ukraine/Russia war continue to affect markets, namely in expected defense spending. Tensions are likely to rise as the US pulls back from policing the world as it has for the past 75 years or so.
China is in a difficult economic position and global trade tensions have only added to the disruption, forcing the Chinese Communist Party to adopt more aggressive measures with its neighbors which opens the door to potential for military conflict in the future. Nationalistic, protectionist measures being contemplated now by the US and other trade-affiliated countries are having an adverse effect on the Chinese economy as the world’s manufacturer.
The demographics of aging democratic nations continue to drive policy measures. Countries have increasingly had to choose between cutting tax-derived benefits and raising taxes to pay for them – neither of which is popular. The US has outspent its European and Asian counterparts by a wide measure as evidenced by government budget deficits compared to their Gross Domestic Product since the pandemic.
During this reporting period, more countries have committed to a higher level of government spending while the US is more active in cutting expenditures via the Department of Government Efficiency (DOGE) and other measures. This has affected the levels of funding for entities like the National Institutes of Health (NIH), the Centers for Disease Control and Prevention (CDC) and other research institutes including universities. We have spoken to companies that are anticipating some impact from these measures.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since its inception on September 30, 2024. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	Since Inception
Polar Capital International Small Company Fund	(7.30)%
MSCI ACWI ex USA Small Cap Index	(7.06)%
MSCI ACWI ex USA Investable Market Index (IMI)	(3.36)%

Performance Inception Date	Sep. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.polarcapitalfunds.com/us/individual/Our-Funds/International-Small-Company-Fund/#/Performance for the most recent performance information.
Net Assets	$ 89,568,851
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 30,610
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS as of March 31, 2025
Fund net assets	$89,568,851%
Total number of portfolio holdings	52%
Total advisory fees paid (after waiver/reimbursement)	$30,610%
Portfolio turnover rate (not annualized)	7%

Holdings [Text Block]	Geographical Allocation as % of Net Assets
Sweden	26.7%
Japan	16.6%
United Kingdom	15.6%
Australia	7.0%
Germany	5.2%
Denmark	4.2%
Taiwan	3.8%
South Korea	3.6%
United States	3.2%
Other	11.4%

[1]	Fund has less than one year of operations. Expenses for the full reporting period would be higher.
[2]	Annualized.